Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
NOTE 15. SUBSEQUENT EVENTS
On May 10, 2022 (the “Credit Agreement Closing Date”), the Company entered into a Credit Agreement (the “Credit Agreement”), by and among the Company, certain of the Company’s subsidiaries as guarantors (the “Subsidiary Guarantors”), Jefferies Finance LLC, as Administrative Agent, Collateral Agent, Sole Lead Arranger and Bookrunner, BlackRock Financial Management (as defined in the Credit Agreement), as Lead Manager, Crestline Direct Finance, L.P., as Documentation Agent, and certain other banks and financial institutions serving as lenders (collectively with their successors and assigns, the “Lenders”). The Credit Agreement provides for an aggregate of up to $300.0 million in term loans, comprised of (i) initial term loans in an aggregate principal amount of $190.0 million (the “Initial Term Loans”), which will be fully drawn on the Credit Agreement Closing Date and (ii) a delayed draw term loan facility in an aggregate principal amount of $110.0 million (the “Delayed Draw Term Loans” and together with the Initial Term Loans, the “Term Loans”), which will be available to be drawn in up to five (5) borrowings from and after the Credit Agreement Closing Date until the eighteen (18) month anniversary of the Credit Agreement Closing Date under certain circumstances to finance permitted acquisitions and similar permitted investments, de novo center growth and optimization of de novo centers and management services organization performance, as set forth in the Credit Agreement. The Credit Agreement provides that it may be amended to provide for a $30.0 million revolving credit facility, of which up to $5.0 million may be used for revolving loans for general corporate purposes and up to $30.0 million may be used to issue letters of credit (the “Revolving Facility” and, together with the Term Loans, the “Credit Facilities”). The Credit Agreement also provides for certain uncommitted incremental facilities.
The Company is using approximately $120.3 million of the net proceeds of the Initial Term Loans to repay its outstanding obligations under that certain credit agreement, dated June 8, 2021, as amended (the “Existing Credit Agreement”). During the second quarter 2022, the Company expects to recognize estimated debt extinguishment loss of $6.3 million related to early repayment of the Existing Credit Agreement.
At the Company’s option, borrowings under the Credit Agreement bear interest at: (i) the Alternate Base Rate (defined as the highest of (a) the U.S. Prime Lending Rate as published in
The Wall Street Journal
, (b) the Federal Funds Rate plus 0.50% and (c) Term SOFR for an interest period of one month, subject to a floor of 1.00%, plus 1.00%), plus an applicable margin rate of 8.00%; or (ii) Term SOFR (calculated as the Secured Overnight Financing Rate published on the Federal Reserve Bank of New York’s website, plus a spread adjustment of 0.114%, 0.262% or 0.428%, depending on if the Company selects a one-month,
three-month or
six-month
interest period, respectively), plus an applicable margin rate of 9.00%. The Company may, at its option, elect to capitalize up to 4.00% of the interest as principal amount on the outstanding Term Loans, provided that in such case the applicable margin rate will be increased by 0.50%. Accrued and unpaid interest is payable (x) with respect to Alternate Base Rate loans, quarterly on the last business day of each of March, June, September and December (each, a “Quarterly Payment Date”), with any remaining accrued and unpaid interest paid upon the Maturity Date (as defined below), (y) with respect to Term SOFR loans, on the last day of interest period as selected by the Company and, in the case of any Term SOFR loan with an interest period greater than three months, each day that is the three-month anniversary of such Term SOFR loan, with any remaining accrued and unpaid interest paid upon the Maturity Date and (z) for loans under the Revolving Facility, upon the Maturity Date.
Amortization payments with respect to the Initial Term Loans will be payable in quarterly installments, commencing on March 31, 2024, in aggregate principal amounts equal to 0.25% of the original aggregate principal amount of the Initial Term Loans, and amortization with respect to any Delayed Draw Term Loans will be payable in quarterly installments, commencing on March 31, 2024, in aggregate principal amounts equal to 0.25% of the original aggregate principal amount of each funded Delayed Draw Term Loan. In addition, the Credit Agreement provides for certain mandatory prepayments based on the Company’s secured leverage ratio or upon any asset sale and provides for prepayment penalties of up to 3.00% in certain circumstances. All amounts owed under the Credit Facilities are due and payable on the five-year anniversary of the Credit Agreement Closing Date (the “Maturity Date”), or earlier following a change in control or an event of default, unless otherwise extended in accordance with the terms of the Credit Agreement.
The Credit Agreement contains certain covenants that limit, among other things, the ability of the Company and its subsidiaries to incur additional indebtedness, liens or encumbrances, to make certain investments, to enter into sale-leaseback transactions or sell certain assets, to make certain restricted payments or pay dividends, to enter into consolidations, to transact with affiliates and to amend certain agreements, subject in each case to the exceptions and other qualifications as provided in the Credit Agreement. The Credit Agreement also contains covenants that require the Company to satisfy a minimum liquidity requirement of $50.0 million, which may be decreased to $25.0 million if the Company achieves a certain adjusted EBITDA, and maintain a maximum total leverage ratio based on the Company’s adjusted EBITDA, with de novo losses excluded from the calculation of such ratio for up to 36 months after the opening of a de novo center, which maximum total leverage ratio will initially be 8.5 to 1 and is subject to a series of step-downs. For the fiscal quarters ending September 30, 2026 and thereafter the Company must maintain a maximum total leverage ratio no greater than 5.50 to 1.00.
All obligations under the Credit Agreement are guaranteed by the Company and the Subsidiary Guarantors, and all obligations under the Credit Agreement, including the guarantees of those obligations, are secured by substantially all of the assets of the Company and the Subsidiary Guarantors subject to customary exceptions and qualifications. The Credit Agreement contains customary events of default, with default interest of 2% in excess of the non-default
rate, and also includes cure rights for the Company upon certain events of default.

NOTE 15. SUBSEQUENT EVENTS
The Company has evaluated subsequent events through the filing of this Quarterly Report on Form
10-K,
and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements.